Retirement Plans	12 Months Ended
May 29, 2011
Retirement Plans
Retirement Plans

NOTE 17 - RETIREMENT PLANS

Defined Benefit Plans and Postretirement Benefit Plan

Substantially all of our employees are eligible to participate in a retirement plan. We sponsor non-contributory defined benefit pension plans, which have been frozen, for a group of salaried employees in the United States, in which benefits are based on various formulas that include years of service and compensation factors; and for a group of hourly employees in the United States, in which a fixed level of benefits is provided. Pension plan assets are primarily invested in U.S., international and private equities, long duration fixed-income securities and real assets. Our policy is to fund, at a minimum, the amount necessary on an actuarial basis to provide for benefits in accordance with the requirements of the Employee Retirement Income Security Act of 1974, as amended and the Internal Revenue Code (IRC), as amended by the Pension Protection Act of 2006. We also sponsor a contributory postretirement benefit plan that provides health care benefits to our salaried retirees. Fundings related to the defined benefit pension plans and postretirement benefit plans, which are funded on a pay-as-you-go basis, were as follows:

(in millions)	Fiscal Year
	2011	2010	2009
Defined benefit pension plans funding	$12.9	$0.4	$0.5
Postretirement benefit plan funding	$0.3	$0.6	$1.2

We expect to contribute approximately $22.0 million to $24.0 million to our defined benefit pension plans and approximately $1.0 million to our postretirement benefit plan during fiscal 2012.

We are required to recognize the over or under-funded status of the plans as an asset or liability as measured by the difference between the fair value of the plan assets and the benefit obligation and any unrecognized prior service costs and actuarial gains and losses as a component of accumulated other comprehensive income (loss), net of tax.

The following provides a reconciliation of the changes in the plan benefit obligation, fair value of plan assets and the funded status of the plans as of May 29, 2011 and May 30, 2010:

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Change in Benefit Obligation:
Benefit obligation at beginning of period	$ 200.2	$ 169.7	$ 38.9	$ 27.3
Service cost	5.9	4.9	0.9	0.6
Interest cost	9.5	10.0	2.3	1.9
Plan amendments	—	—	—	—
Participant contributions	—	—	0.4	0.1
Benefits paid	(8.9)	(7.9)	(0.7)	(0.7)
Actuarial loss (gain)	9.1	23.5	(14.8)	9.7
Benefit obligation at end of period	$ 215.8	$ 200.2	$ 27.0	$ 38.9

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Change in Plan Assets:
Fair value at beginning of period	$ 154.6	$ 139.9	$ —	$ —
Actual return on plan assets	28.8	22.2	—	—
Employer contributions	12.9	0.4	0.3	0.6
Participant contributions	—	—	0.4	0.1
Benefits paid	(8.9)	(7.9)	(0.7)	(0.7)
Fair value at end of period	$ 187.4	$ 154.6	$ —	$ —

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Reconciliation of the Plans' Funded Status:
Unfunded status at end of period	$ (28.4)	$ (45.6)	$ (27.0)	$ (38.9)

The following is a detail of the balance sheet components of each of our plans and a reconciliation of the amounts included in accumulated other comprehensive income (loss):

(in millions)	Defined Benefit Plans		Postretirement Benefit Plan
	May 29, 2011	May 30, 2010	May 29, 2011	May 30, 2010
Components of the Consolidated Balance Sheets:
Current liabilities	$0.4	$0.4	$0.7	$1.0
Non-current liabilities	28.0	45.2	26.3	37.9
Net amounts recognized	$28.4	$45.6	$27.0	$38.9

Amounts Recognized in Accumulated Other Comprehensive Income (Loss), net of tax:
Prior service (cost) credit	$(0.3)	$(0.3)	$0.1	$0.1
Net actuarial loss	(50.5)	(55.3)	(1.3)	(11.2)
Net amounts recognized	$(50.8)	$(55.6)	$(1.2)	$(11.1)

The following is a summary of our accumulated and projected benefit obligations:

(in millions)	May 29, 2011	May 30, 2010
Accumulated benefit obligation for all pension plans	$211.8	$196.7

Pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$211.8	$196.7
Fair value of plan assets	$187.4	$154.6

Projected benefit obligations for all plans with projected benefit obligations in excess of plan assets	$215.8	$200.2

The following table presents the weighted-average assumptions used to determine benefit obligations and net expense:

	Defined Benefit Plans		Postretirement Benefit Plan
	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations at May 29 and May 30 (1)
Discount rate	5.37%	5.89%	5.46%	5.98%
Rate of future compensation increases	3.75%	3.75%	N/A	N/A

Weighted-average assumptions used to determine net expense for fiscal years ended May 29 and May 30 (2)
Discount rate	5.89%	7.00%	5.98%	7.09%
Expected long-term rate of return on plan assets	9.00%	9.00%	N/A	N/A
Rate of future compensation increases	3.75%	3.75%	N/A	N/A

(1)  Determined as of the end of fiscal year.

(2)  Determined as of the beginning of fiscal year.

We set the discount rate assumption annually for each of the plans at their valuation dates to reflect the yield of high-quality fixed-income debt instruments, with lives that approximate the maturity of the plan benefits. The expected long-term rate of return on plan assets and health care cost trend rates are based upon several factors, including our historical assumptions compared with actual results, an analysis of current market conditions, asset fund allocations and the views of leading financial advisers and economists.

For fiscal 2011, 2010 and 2009, we have used an expected long-term rate of return on plan assets for our defined benefit plan of 9.0 percent. In developing our expected rate of return assumption, we have evaluated the actual historical performance and long-term return projections of the plan assets, which give consideration to the asset mix and the anticipated timing of the pension plan outflows. We employ a total return investment approach whereby a mix of equity and fixed income investments are used to maximize the long-term return of plan assets for what we consider a prudent level of risk. Our historical 10-year, 15-year and 20-year rates of return on plan assets, calculated using the geometric method average of returns, are approximately 7.3 percent, 9.0 percent and 10.0 percent, respectively, as of May 29, 2011. Our Benefit Plans Committee sets the investment policy for the Defined Benefit Plans and oversees the investment allocation, which includes setting long-term strategic targets. Our overall investment strategy is to achieve appropriate diversification through a mix of equity investments, which may include U.S., International, and private equities, as well as long duration bonds and real asset investments. Our target asset fund allocation is 35 percent U.S. equities, 30 percent high-quality, long-duration fixed-income securities, 15 percent international equities, 10 percent real assets and 10 percent private equities. The investment policy establishes a re-balancing band around the established targets within which the asset class weight is allowed to vary. Equity securities, international equities and fixed-income securities include investments in various industry sectors. Investments in real assets and private equity funds follow different strategies designed to maximize returns, allow for diversification and provide a hedge against inflation. Our current positioning is neutral on investment style between value and growth companies and large and small cap companies. We monitor our actual asset fund allocation to ensure that it approximates our target allocation and believe that our long-term asset fund allocation will continue to approximate our target allocation. Investments held in U.S. fixed-income treasury securities and a U.S. value stock index fund represented approximately 20.6 percent and 11.1 percent, respectively, of total plan assets and represents the only significant concentrations of risk related to a single entity, sector, country, commodity or investment fund. No other single sector concentration of assets exceeded 5 percent of total plan assets, which is consistent with the overall investment strategy to achieve appropriate diversification.

The discount rate and expected return on plan assets assumptions have a significant effect on amounts reported for defined benefit pension plans. A quarter percentage point change in the defined benefit plans' discount rate and the expected long-term rate of return on plan assets would increase or decrease earnings before income taxes by $0.7 million and $0.5 million, respectively.

The assumed health care cost trend rate increase in the per-capita charges for postretirement benefits was 7.7 percent for fiscal 2012. The rate gradually decreases to 5.0 percent through fiscal 2021 and remains at that level thereafter.

The assumed health care cost trend rate has a significant effect on amounts reported for retiree health care plans. A one percentage point increase or decrease in the assumed health care cost trend rate would affect the service and interest cost components of net periodic postretirement benefit cost by $0.8 million and $0.6 million, respectively, and would increase or decrease the accumulated postretirement benefit obligation by $5.1 million and $4.1 million, respectively.

Components of net periodic benefit cost included in continuing operations are as follows:

(in millions)	Defined Benefit Plans			Postretirement Benefit Plan
	2011	2010	2009	2011	2010	2009
Service cost	$5.9	$4.9	$6.0	$0.9	$0.6	$0.7
Interest cost	9.5	10.0	9.9	2.3	1.9	1.7
Expected return on plan assets	(16.6)	(16.4)	(16.3)	—	—	—
Amortization of unrecognized prior service cost	0.1	0.1	0.2	—	—	—
Recognized net actuarial loss	4.5	0.3	0.4	1.3	0.6	0.6
Net pension and postretirement cost (benefit)	$3.4	$(1.1)	$0.2	$4.5	$3.1	$3.0

The amortization of the net actuarial loss component of our fiscal 2012 net periodic benefit cost for the defined benefit plans and postretirement benefit plan is expected to be approximately $6.3 million and $0.0 million, respectively.

The fair values of the defined benefit pension plans assets at their measurement dates of May 29, 2011 and May 30, 2010, are as follows:

		Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity:
U.S. & International	(1)	$ 37.9	$ 37.9	$ —	$ —
U.S. Mutual & Commingled Funds	(2)	22.1	1.6	20.5	—
Developed Market Equity Funds	(3)	19.7	11.7	8.0	—
Emerging Market Equity Funds	(3)	6.9	—	6.9	—
Private Equity Partnerships	(4)	25.6	—	—	25.6
Private Equity Securities	(5)	—	—	—	—
Fixed-Income:
Fixed-income Securities	(6)	43.2	38.3	4.9	—
Energy & Real Estate Public Sector	(7)	9.1	—	4.8	4.3
Real Asset Commingled Funds	(8)	4.0	—	4.0	—
Real Asset Private Funds	(9)	10.8	—	—	10.8
Cash & Accruals		8.1	8.1	—	—

Total		$ 187.4	$ 97.6	$ 49.1	$ 40.7

		Items Measured at Fair Value at May 30, 2010
(in millions)		Fair Value of assets (liabilities)	Quoted prices in active market for identical assets (liabilities) (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity:
U.S. & International	(1)	$ 28.7	$ 28.7	$ —	$ —
U.S. Mutual & Commingled Funds	(2)	17.1	1.2	15.9	—
Developed Market Equity Funds	(3)	14.1	7.7	6.4	—
Emerging Market Equity Funds	(3)	4.5	—	4.5	—
Private Equity Partnerships	(4)	22.9	—	—	22.9
Private Equity Securities	(5)	0.1	—	—	0.1
Fixed-Income:
Fixed-income Securities	(6)	39.5	32.8	6.7	—
Energy & Real Estate Public Sector	(7)	7.5	—	3.3	4.2
Real Asset Commingled Funds	(8)	3.4	—	3.4	—
Real Asset Private Funds	(9)	9.2	—	—	9.2
Cash & Accruals		7.6	7.6	—	—

Total		$ 154.6	$ 78.0	$ 40.2	$ 36.4

(1)

U.S. equity securities and international equity securities are comprised of investments in common stock of U.S. and non-U.S. companies for total return purposes. These investments are valued by the trustee at closing prices from national exchanges on the valuation date.

(2)

U.S. mutual and commingled funds are comprised of investments in funds that purchase publicly traded U.S. common stock for total return purposes. Investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(3)

Emerging market equity funds and developed market securities are comprised of investments in funds that purchase publicly traded common stock of non-U.S. companies for total return purposes. Funds are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(4)

Private equity partnerships are comprised of investments in limited partnerships that invest in private companies for total return purposes. The investments are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

(5)

Private equity securities are comprised of investments in publicly traded common stock that were received as a distribution from a private equity partnership as well as equity investments in private companies for total return purposes. Stocks received from private equity distributions are valued by the trustee at closing prices from national exchanges on the valuation date. Investments in private companies are valued by management based upon information provided by the respective third-party investment manager who considers factors such as the cost of the investment, most recent round of financing, and expected future cash flows.

(6)

Fixed income securities are comprised of investments in government and corporate debt securities. These securities are valued by the trustee at closing prices from national exchanges or pricing vendors on the valuation date. Unlisted investments are valued at prices quoted by various national markets, fixed income pricing models and/or independent financial analysts.

(7)

Energy and real estate securities are comprised of investments in publicly traded common stock of energy companies and real estate investment trusts for purposes of total return. These securities are valued by the trustee at closing prices from national exchanges on the valuation date. Unlisted investments are valued at prices quoted by various national markets and publications and/or independent financial analysts.

(8)

Real asset commingled funds are comprised of investments in funds that purchase publicly traded common stock of energy companies or real estate investment trusts for purposes of total return. These investments are valued at unit values provided by the investment managers which are based on the fair value of the underlying investments.

(9)

Real asset private funds are comprised of interests in limited partnerships that invest in private companies in the energy industry and private real estate properties for purposes of total return. These interests are valued at fair value which is generally based on the net asset value or capital balance as reported by the partnerships subject to the review and approval of the investment managers and their consultants. As there is not a liquid market for some of these investments, realization of the estimated fair value of such investments is dependent upon transactions between willing sellers and buyers.

The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 29, 2011:

		Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 30, 2010	$ 22.9	$ 0.1	$ 4.2	$ 9.2	$36.4
Actual return on plan assets:
Relating to assets still held at the reporting date	2.8	(0.1)	0.1	0.3	3.1
Relating to assets sold during the period	2.0	—	—	0.6	2.6
Purchases, sales, and settlements	(2.1)	—	—	0.7	(1.4)
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 29, 2011	$ 25.6	$ —	$ 4.3	$ 10.8	$40.7
The following table presents the changes in Level 3 investments for the defined benefit pension plans at May 30, 2010:
		Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(in millions)	Private Equity Partnerships	Private Equity Securities	Energy & Real Estate Public Sector	Real Asset Private Funds	Total
Beginning balance at May 31, 2009	$ 17.8	$ 0.1	$ 2.9	$ 8.7	$29.5
Actual return on plan assets:
Relating to assets still held at the reporting date	4.4	—	1.3	(0.5)	5.2
Relating to assets sold during the period	—	—	—	(0.1)	(0.1)
Purchases, sales, and settlements	0.7	—	—	1.1	1.8
Transfers in and/or out of Level 3	—	—	—	—	—
Ending balance at May 30, 2010	$ 22.9	$ 0.1	$ 4.2	$ 9.2	$36.4

The following benefit payments are expected to be paid between fiscal 2012 and fiscal 2021:

(in millions)	Defined Benefit Plans	Postretirement Benefit Plan
2012	$ 12.2	$ 0.7
2013	10.9	0.8
2014	11.0	0.8
2015	11.4	1.0
2016	11.8	1.1
2017-2021	66.3	7.1

Postemployment Severance Plan

We accrue for postemployment severance costs in our consolidated financial statements and recognize actuarial gains and losses related to our postemployment severance accrual as a component of accumulated other comprehensive income (loss). As of May 29, 2011 and May 30, 2010, $2.8 million and $3.1 million, respectively, of unrecognized actuarial losses related to our postemployment severance plan were included in accumulated other comprehensive income (loss) on a net of tax basis.

Defined Contribution Plan

We have a defined contribution plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to six percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $658.9 million at May 29, 2011 and $553.2 million at May 30, 2010. Expense recognized in fiscal 2011, 2010 and 2009 was $0.7 million, $1.2 million and $2.0 million, respectively. Employees classified as "highly compensated" under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the non-qualified deferred compensation plan totaled $200.1 million and $158.1 million at May 29, 2011 and May 30, 2010, respectively. These amounts are included in other current liabilities.

The defined contribution plan includes an Employee Stock Ownership Plan (ESOP). This ESOP originally borrowed $50.0 million from third parties, with guarantees by us, and borrowed $25.0 million from us at a variable interest rate. The $50.0 million third party loan was refinanced in 1997 by a commercial bank loan to us and a corresponding loan from us to the ESOP. Compensation expense is recognized as contributions are accrued. In addition to matching plan participant contributions, our contributions to the plan are also made to pay certain employee incentive bonuses. Fluctuations in our stock price impact the amount of expense to be recognized. Contributions to the plan, plus the dividends accumulated on unallocated shares held by the ESOP, are used to pay principal, interest and expenses of the plan. As loan payments are made, common stock is allocated to ESOP participants. In fiscal 2011, 2010 and 2009, the ESOP incurred interest expense of $0.1 million, $0.1 million and $0.3 million, respectively, and used dividends received of $1.4 million, $1.6 million and $1.8 million, respectively, and contributions received from us of $0.1 million, $0.2 million and $2.4 million, respectively, to pay principal and interest on our debt.

ESOP shares are included in weighted-average common shares outstanding for purposes of calculating net earnings per share. At May 29, 2011, the ESOP's debt to us had a balance of $8.0 million with a variable rate of interest of 0.55 percent and is due to be repaid no later than December 2014. The number of our common shares held in the ESOP at May 29, 2011 approximated 5.3 million shares, representing 3.8 million allocated shares and 1.5 million suspense shares.

At the end of fiscal 2005, the ESOP borrowed $1.6 million from us at a variable interest rate and acquired an additional 0.05 million shares of our common stock, which were held in suspense within the ESOP at May 29, 2005. The loan, which had a variable interest rate of 0.55 percent at May 29, 2011, is due to be repaid no later than December 2018. The shares acquired under this loan are accounted for in accordance with FASB ASC Subtopic 718-40, Employee Stock Ownership Plans. Fluctuations in our stock price are recognized as adjustments to common stock and surplus when the shares are committed to be released. These ESOP shares are not considered outstanding until they are committed to be released and, therefore, have been excluded for purposes of calculating basic and diluted net earnings per share at May 29, 2011. The fair value of these shares at May 29, 2011 was $2.2 million.